INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Schedule Of Inventories
SCHEDULE OF INVENTORIES
	2025	2024
	USD	USD

Raw materials	-	80,893
Work in progress	-	382,982
Finished goods	2,256,352	5,652,593
Spare parts for production	227,938	310,759
Total	2,484,290	6,427,227